NOTE 10 - CONCENTRATIONS (Details Narrative) (Quarterly Report [Member])	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Affiliated Entity [Member]
Concentration Risk Percentage	4.00%	2.00%
custom:UnAffiliatedEntityMember
Concentration Risk Percentage	96.00%	35.00%